Share-based compensation, Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2019 shares yr SFr / shares	Dec. 31, 2019 shares yr SFr / shares $ / shares	Dec. 31, 2018 shares yr SFr / shares	Dec. 31, 2018 shares yr SFr / shares $ / shares	Dec. 31, 2017 shares yr SFr / shares	Dec. 31, 2016 shares SFr / shares
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	1,618,856	1,618,856	1,359,891	1,359,891	1,687,900
Forfeited during the year (in shares)	(73,699)	(73,699)	(73,624)	(73,624)	(1,750)
Cancelled during the year (in shares)					(31,250)
Exercised during the year (in shares)	(616,833)	(616,833)	(151,814)	(151,814)	(571,775)
Granted during the year (in shares)	1,053,305	1,053,305	484,403	484,403	276,766
Outstanding at end of period (in shares)	1,981,629	1,981,629	1,618,856	1,618,856	1,359,891	1,687,900
Exercisable (in shares)	602,218	602,218	932,175	932,175	900,474
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 4.25		SFr 2.09		SFr 0.15
Forfeited during the year (in CHF per share) | SFr / shares	6.71		9.16		0.15
Cancelled during the year (in CHF per share) | SFr / shares					0.15
Exercised during the year (in CHF per share) | SFr / shares	0.15		0.15		0.15
Granted during the year (in CHF per share) | (per share)	5.24	$ 5.41	9.79	$ 9.97	9.70
Outstanding at end of period (in CHF per share) | SFr / shares	5.93		4.25		2.09	SFr 0.15
Exercisable (in CHF per share) | SFr / shares	SFr 4.94	$ 4.94	SFr 1.25	$ 1.25	SFr 0.39
Weighted Average Remaining Term (Years) [Abstract]
Weighted average remaining term (years)	8 years 3 months 18 days	8 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days	5 years 9 months 18 days	5 years 7 months 6 days
Exercisable | yr	6.5	6.5	4.4	4.4	4.3